Revenue Recognition - Deferred Contract Fulfillment Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement In Deferred Contract Fulfillment Costs [Roll Forward]
Deferred Contract Fulfillment Costs, Noncurrent	$ 3,673	$ 2,930	$ 2,166
Increase (Decrease) To Deferred Contract Fulfillment Costs	2,635	2,189	1,789
Deferred Contract Fulfillment Costs, Amortization Expense	(1,852)	(1,446)	(1,025)
Deferred Contract Fulfillment Costs, Noncurrent	$ 4,456	$ 3,673	$ 2,930